Loans - Part-3 (Details) € in Thousands, ₪ in Thousands, $ in Millions					1 Months Ended
		Jun. 30, 2024 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2019	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Loans [Line Items]
Amount of loan | ₪							₪ 353,000
Project finance amount (in Euro)	[1]					€ 5,866			€ 5,000
Project finance arrangement, term					16 years
Cash sweep mechanism, expected reduction term					13 years
Long term debt additional interest rate		2.50%
Long term debt fixed interest rate					3.00%
Long term debt aggregate annual fixed interest rate					5.50%
Term loan withdrew and distributed, amount (in Euro)						€ 9,700
Prime rate								0.75%
Extension of loan, interest rate deductible on prime rate								5.00%
Bearing Interest Rate [Member]
Loans [Line Items]
Interest rate				5.27%
Talasol Facilities Agreement [Member]
Loans [Line Items]
Interest rate						3.00%	3.00%
Term Loan [Member]
Loans [Line Items]
Project finance amount (in Euro)		€ 10,000			€ 10,000
Revolving Facility [Member]
Loans [Line Items]
Project finance amount (in Euro)		€ 500			€ 500
Line of Credit [Member]
Loans [Line Items]
Extension of loan, amount (in Dollars) | $								$ 10
Talasol Project [Member]
Loans [Line Items]
Amount of loan						€ 25,239
Talasol Project [Member] | Talasol Facilities Agreement [Member]
Loans [Line Items]
Amount of loan			€ 155,000
Maturity date			June 30, 2044
Talasol Project [Member] | New Facilities Agreement [Member]
Loans [Line Items]
Amount of loan			€ 20,000
Maturity date			December 31, 2042
GSE 3 UK Limited and Fond-ICO Infraestructuras II [Member] | Talasol Project [Member]
Loans [Line Items]
Amount of loan						€ 10,209	₪ 38,759
Maturity date				December 31, 2037
Owned Israeli subsidiary				49.00%
Owns of Talasol				24.50%

[1]	Loans provided by the minority (49%) holders in Talasol.